INCOME TAX (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income taxes paid (refund) [abstract]
Loss before income tax	$ (12,658)	$ (9,483)	$ (4,605)
Principal statutory tax rate of the Company	23.00%	24.00%	25.00%
Tax calculated at the Company's principal tax rate	$ (2,911)	$ (2,276)	$ (1,151)
Addition (saving) in tax liability for:
Unrecognized expenses	165	62	69
Different tax rate in subsidiaries operating outside of Israel	132	129	52
Change in temporary differences for which deferred taxes were not recognized	474	558	(506)
Taxes in respect of previous years	(11)	0	0
Losses and benefits for tax purposes for the year, for which deferred taxes were not recorded	2,772	1,850	1,673
Taxes on income from continuing operations	$ 621	$ 323	$ 137